Business segment information - Summary of components of segment sales (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Total sales	¥ 12,479,620	¥ 12,034,917	¥ 11,260,037
Game & Network Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	4,685,651	4,670,044	4,267,734
Music [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	2,120,110	1,842,604	1,618,958
Pictures [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	1,499,290	1,505,944	1,493,050
Entertainment, Technology & Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	2,260,532	2,409,275	2,453,718
Imaging & Sensing Solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	2,151,533	1,799,005	1,602,738
All Other [member]
Disclosure of operating segments [line items]
Total sales	89,072	96,333	89,370
Corporate and elimination [member]
Disclosure of operating segments [line items]
Total sales	(326,568)	(288,288)	(265,531)
Customer [member] | Game & Network Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	4,570,053	4,543,571	4,172,994
Customer [member] | Music [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	2,090,534	1,820,263	1,594,955
Customer [member] | Pictures [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	1,486,296	1,498,534	1,486,717
Customer [member] | Entertainment, Technology & Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	2,184,815	2,362,838	2,414,946
Customer [member] | Imaging & Sensing Solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	2,059,020	1,712,534	1,503,906
Customer [member] | All Other [member]
Disclosure of operating segments [line items]
Total sales	74,564	82,477	75,784
Intersegment [member] | Game & Network Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	115,598	126,473	94,740
Intersegment [member] | Music [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	29,576	22,341	24,003
Intersegment [member] | Pictures [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	12,994	7,410	6,333
Intersegment [member] | Entertainment, Technology & Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	75,717	46,437	38,772
Intersegment [member] | Imaging & Sensing Solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales	92,513	86,471	98,832
Intersegment [member] | All Other [member]
Disclosure of operating segments [line items]
Total sales	¥ 14,508	¥ 13,856	¥ 13,586